Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Liabilities

		December 31	December 31
		2019	2018
	Note	$	$

Lease inducement benefits and lease disadvantages	6	-	112.7
Cash-settled share-based compensation	23	23.0	12.8
Other		5.1	3.1

		28.1	128.6
Less current portion		12.1	23.2

Long-term portion		16.0	105.4